Segment Information Level 4 (Details) - Capital Expenditures by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Capital Expenditures by Segment [Line Items]
Capital Expenditures	$ 145		$ 133		$ 139
EPCD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	86	[1]	89	[1]	89	[1]
FPD [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	52	[1]	41	[1]	36	[1]
Corporate and Other [Member]
Capital Expenditures by Segment [Line Items]
Capital Expenditures	$ 7	[1]	$ 3	[1]	$ 14	[1]

[1]	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.